Harbor Small Cap Growth Fund Investment Strategy - Harbor Small Cap Growth Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund invests primarily in equity securities, principally common and preferred stocks of small cap companies. Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of small cap companies. The Fund defines small cap companies as those with market capitalizations that fall within the range of the Russell 2000® Growth Index, provided that if the upper end of the capitalization range of that Index falls below $2.5 billion, the Fund will continue to define those companies with market capitalizations between the upper end of the range of the Index and $2.5 billion as small cap companies. As of December 31, 2025, the range of the Index was $12 million to $25.69 billion, but it is expected to change frequently. The Subadvisor uses a bottom-up process to identify companies that meet the Subadvisor’s strict fundamental criteria and then performs a qualitative review on each identified company to select approximately 60 to 80 companies for inclusion in the Fund’s portfolio. The Subadvisor’s research may include personal interviews and other contact with company management. Sector allocations are the outcome of the Subadvisor’s bottom-up investment process. In selecting stocks for the Fund’s portfolio, the Subadvisor looks for companies that it believes possess the following characteristics: ■Accelerating earnings growth ■Strong balance sheets ■Attractive valuations as measured by price/earnings to growth ratios In addition, the Subadvisor prefers companies that it believes possess the following qualitative characteristics: ■Superior company management ■Significant insider ownership ■Unique market positions and broad market opportunities ■Solid financial controls and accounting processes In addition to the investment considerations outlined above, the Subadvisor integrates research into environmental, social and governance (“ESG”) factors into its investment process. The key ESG considerations may vary depending on the industry, sector, geographic region or other factors and the core business of each issuer.